Average Annual Total Returns - FidelitySAIInternationalIndexFunds-ComboPRO - FidelitySAIInternationalIndexFunds-ComboPRO - Fidelity SAI International Quality Index Fund	Dec. 30, 2023
Fidelity SAI International Quality Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(17.13%)
Since Inception	8.35%	[1]
Fidelity SAI International Quality Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.52%)
Since Inception	6.67%	[1]
Fidelity SAI International Quality Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.51%)
Since Inception	6.28%	[1]
IXXJJ
Average Annual Return:
Past 1 year	(17.25%)
Since Inception	8.56%	[1]

[1]	AFrom May 12, 2020.